THE COMPANY	3 Months Ended
Mar. 31, 2023
Investment Company [Abstract]
THE COMPANY

NOTE 1. THE COMPANY

Firsthand Technology Value Fund, Inc. (the “Company,” the “Fund,” “us,” “our,” and “we”), is a Maryland corporation and an externally managed, non-diversified, closed-end management investment company that has elected to be treated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company acquired its initial portfolio of securities through the reorganization of Firsthand Technology Value Fund, a series of Firsthand Funds, into the Company. The reorganization was completed on April 15, 2011. The Company commenced operations on April 18th, 2011. Under normal circumstances, the Company will invest at least 80% of its assets for investment purposes in technology companies, which are considered to be those companies that derive at least 50% of their revenues from products and/ or services within the information technology sector or the “cleantech” sector. Information technology companies include, but are not limited to, those focused on computer hardware, software, telecommunications, networking, Internet, and consumer electronics. While there is no standard definition of cleantech, it is generally regarded as including goods and services designed to harness renewable energy and materials, eliminate emissions and waste, and reduce the use of natural resources. In addition, under normal circumstances we will invest at least 70% of our assets in privately held companies and in public companies with market capitalizations less than $250 million. Our portfolio is primarily composed of equity and equity derivative securities of technology and cleantech companies (as defined above). These investments generally range between $1 million and $10 million each, although the investment size will vary proportionately with the size of the Company’s capital base. The Company’s shares are listed on the NASDAQ Global Market under the symbol “SVVC.” Firsthand Capital Management, Inc., which was previously known as SiVest Group, Inc. (“FCM” or the “Advisor”), serves as the investment adviser to the Company.

The Company is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

CONSOLIDATION OF SUBSIDIARIES. On May 8, 2015, the Board of Directors of the Company approved the formation of a fully owned and controlled subsidiary (as defined by the 1940 Act) of the Company named Firsthand Venture Investors (“FVI”), a California general partnership formed on March 30, 2015. After the close of business on June 30, 2015, the Company contributed substantially all of its assets to FVI in return for a controlling general partner ownership interest in FVI. The transaction was completed on July 1, 2015. Under this structure, we have all or substantially all of our investment activities conducted through our fully owned subsidiary, FVI.

During the fiscal years ended December 31, 2016 and 2017, with the approval of its Board of Directors, the Company organized three separate fully owned and controlled subsidiaries (as defined by the 1940 Act). Each subsidiary was a Cayman Islands corporation and the financial statements of each subsidiary were reported on a consolidated basis with the Company. Each subsidiary was formed for the purpose of holding one or more investments made by the Company, and was treated as a controlled foreign corporation under the Internal Revenue Code not separately subject to U.S. federal income tax. FVI was treated as the sole U.S. shareholder of each subsidiary.

The Board of Directors of the Company approved the liquidation of those three Cayman subsidiaries on November 2, 2018. That liquidation was completed on December 27, 2018.